SEGMENT REPORTING	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

18. SEGMENT REPORTING

The Company’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”) who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Company.

The Company determined that it operated in one operating segment, which includes the sales of energy storage system integration equipment and supporting accessories for use in a wide array of applications.

The Company primarily operates in the PRC and substantially all of the Company’s long-lived assets are located in the PRC.

	For the Six months ended June 30
	2026	2025
	(Unaudited)	(Unaudited)
Revenues	$2,899,110	$19,229
Less:
Cost of revenues	2,890,116	17,306
Staff cost	222,831	94,992
Lease expense	16,206	93,245
Depreciation and amortization expense	25,488	-
Professional fee	1,321,127	907,838
Interest expense (income)	147,550	22,699
Other segment items(i)	386,087	305,731

Segment net loss	(2,110,295)	(1,422,582)

Consolidated net loss from continuing operations	$(2,110,295)	$(1,422,582)

(i)	Other segment items include foreign currency exchange losses, fair value losses on short-term investment and others.